Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of profit before income taxes
Non-PRC	$ (7,138)	$ 2,777	$ 3,241
PRC	(2,902)	2,478	(1,595)
Profit before income taxes	$ (10,040)	$ 5,255	$ 1,646